Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		$ 100,420		$ 100,420
Accumulated Amortization		(37,401)		(33,591)
Write off		0		0
Net Book Value		63,019		66,829
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[1]	53,152		36,152
Accumulated Amortization	[1]	(9,456)		(8,450)
Write off	[1]	0		17,000
Net Book Value	[1]	43,696		44,702
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		35,490		35,490
Accumulated Amortization		(14,196)		(12,421)
Write off		0		0
Net Book Value		21,294		23,069
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[2]	158,179		207,055
Accumulated Amortization	[2]	(60,037)		(103,287)
Write off	[2]	(75,694)		(48,876)
Net Book Value		22,448	[2]	54,892
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		347,241		379,117
Accumulated Amortization		(121,090)		(157,749)
Write off		(75,694)		(31,876)
Net Book Value		150,457		189,492
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[3]	(56,419)		(121,028)
Accumulated Amortization	[3]	17,195		98,887
Write off	[3]	31,698		0
Net Book Value	[3]	(7,526)		(22,141)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		290,822		258,089
Accumulated Amortization		(103,895)		(58,862)
Write off		(43,996)		(31,876)
Net Book Value		$ 142,931		$ 167,351

[1]	On December 15, 2014, Navios Logistics acquired two companies for a total consideration of $17,000. These companies, as free zone direct users, hold the right to occupy approximately 53 acres of undeveloped riverfront land located in the Nueva Palmira free zone in Uruguay, adjacent to Navios Logistics' existing port. During the year ended December 31, 2015, Navios Logistics paid $6,800, representing the balance of the purchase price.
[2]	As of December 31, 2015 and 2014, intangible assets associated with the favorable lease terms included an amount of $10,575 and $21,782, respectively related to purchase options for the vessels (see Note 2(n)). During the years ended December 31, 2015 and 2014, acquisition costs and accumulated amortization of $75,694 and $48,876, respectively, of fully amortized favorable lease terms were written off, as a result of early redeliveries of vessels.
[3]	As of December 31, 2015 and 2014, the intangible liability associated with the unfavorable lease terms included an amount of $(467) and $9,405, respectively, related to purchase options held by third parties (see Note 2(n)). During the year ended December 31, 2015, $31,698 of unfavorable lease terms were written off. During the year ended December 31, 2015, acquisition cost and accumulated amortization of $64,609, of fully amortized unfavorable lease terms were written off. These write- offs resulted from early redelivery of vessels. As of December 31, 2015 and 2014, no purchase options held by third parties have been exercised.